Retirement Plans (Schedule of Components of SERP and Directors' Retirement Plans) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning accrued benefit cost	$ 1,046	$ 1,062	$ 1,109
Service cost		0	0
Interest cost		44	46
Benefits paid		(78)	(81)
end of year	0	1,046	1,062
SERP and DRP
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning accrued benefit cost	1,046	1,120
Service cost	0	0
Interest cost	0	44
Amortization of prior service costs	0	1
Net plan termination credit	0	(41)
Net periodic benefit cost	0	4
Benefits paid	(1,046)	(78)
end of year	$ 0	$ 1,046	$ 1,120